POST-EMPLOYMENT BENEFITS - Allocation of Plan Assets (Details)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value of plan assets [line items]
Debt securities	39.30%	38.50%
Other - cash	0.80%	0.30%
Total	100.00%	100.00%
Domestic
Disclosure of fair value of plan assets [line items]
Equity securities	11.80%	12.40%
International
Disclosure of fair value of plan assets [line items]
Equity securities	48.10%	48.80%
Minimum
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, Debt securities	30.00%
Target asset allocation percentage, Other - cash	0.00%
Minimum | Domestic
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, Equity securities	7.00%
Minimum | International
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, Equity securities	33.00%
Maximum
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, Debt securities		50.00%
Target asset allocation percentage, Other - cash		2.00%
Maximum | Domestic
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, Equity securities		17.00%
Maximum | International
Disclosure of fair value of plan assets [line items]
Target asset allocation percentage, Equity securities		63.00%